Segment Information - Summary of Geographical Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Net sales	kr 210,838	kr 205,378	kr 220,316
Non-current assets, total	51,206	50,037	76,719
Networks [member]
Disclosure of geographical areas [line items]
Net sales	138,570	132,285	140,076
Digital services [member]
Disclosure of geographical areas [line items]
Net sales	38,089	38,752	42,774
Managed services [member]
Disclosure of geographical areas [line items]
Net sales	25,770	26,472	28,780
Emerging business and other [member]
Disclosure of geographical areas [line items]
Net sales	8,409	7,869	8,686
South East Asia, Oceania and India [member]
Disclosure of geographical areas [line items]
Net sales	29,589	31,346	31,457
Non-current assets, total	445	512	690
South East Asia, Oceania and India [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	21,337	23,367	23,741
South East Asia, Oceania and India [member] | Digital services [member]
Disclosure of geographical areas [line items]
Net sales	4,824	4,755	4,356
South East Asia, Oceania and India [member] | Managed services [member]
Disclosure of geographical areas [line items]
Net sales	3,388	3,216	3,355
South East Asia, Oceania and India [member] | Emerging business and other [member]
Disclosure of geographical areas [line items]
Net sales	40	8	5
North East Asia [member]
Disclosure of geographical areas [line items]
Net sales	22,309	23,583	26,993
Non-current assets, total	1,833	1,516	1,556
North East Asia [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	15,915	16,239	18,694
North East Asia [member] | Digital services [member]
Disclosure of geographical areas [line items]
Net sales	4,849	5,463	6,777
North East Asia [member] | Managed services [member]
Disclosure of geographical areas [line items]
Net sales	1,465	1,867	1,513
North East Asia [member] | Emerging business and other [member]
Disclosure of geographical areas [line items]
Net sales	80	14	9
North America [member]
Disclosure of geographical areas [line items]
Net sales	58,586	52,001	51,951
Non-current assets, total	9,397	8,387	14,650
North America [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	46,452	40,645	37,863
North America [member] | Digital services [member]
Disclosure of geographical areas [line items]
Net sales	8,358	8,035	7,986
North America [member] | Managed services [member]
Disclosure of geographical areas [line items]
Net sales	3,680	3,207	6,017
North America [member] | Emerging business and other [member]
Disclosure of geographical areas [line items]
Net sales	96	114	85
Europe and Latin America [member]
Disclosure of geographical areas [line items]
Net sales	60,272	56,801	62,493
Non-current assets, total	39,481	39,559	59,737
Europe and Latin America [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	34,413	30,236	34,179
Europe and Latin America [member] | Digital services [member]
Disclosure of geographical areas [line items]
Net sales	12,339	12,147	14,584
Europe and Latin America [member] | Managed services [member]
Disclosure of geographical areas [line items]
Net sales	13,207	14,138	13,620
Europe and Latin America [member] | Emerging business and other [member]
Disclosure of geographical areas [line items]
Net sales	313	280	110
Middle East and Africa [member]
Disclosure of geographical areas [line items]
Net sales	23,629	24,965	27,372
Non-current assets, total	50	63	86
Middle East and Africa [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	13,300	14,075	16,108
Middle East and Africa [member] | Digital services [member]
Disclosure of geographical areas [line items]
Net sales	6,284	6,800	6,987
Middle East and Africa [member] | Managed services [member]
Disclosure of geographical areas [line items]
Net sales	4,030	4,044	4,275
Middle East and Africa [member] | Emerging business and other [member]
Disclosure of geographical areas [line items]
Net sales	15	46	2
Other regions [member]
Disclosure of geographical areas [line items]
Net sales	16,453	16,682	20,050
Other regions [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	7,153	7,723	9,491
Other regions [member] | Digital services [member]
Disclosure of geographical areas [line items]
Net sales	1,435	1,552	2,084
Other regions [member] | Emerging business and other [member]
Disclosure of geographical areas [line items]
Net sales	7,865	7,407	8,475
Sweden [member]
Disclosure of geographical areas [line items]
Net sales	2,315	3,334	3,365
Non-current assets, total	34,434	34,381	53,111
European union [member]
Disclosure of geographical areas [line items]
Net sales	35,941	36,472	38,783
Non-current assets, total	38,423	37,895	57,759
US [member]
Disclosure of geographical areas [line items]
Net sales	61,446	54,694	56,332
Non-current assets, total	8,349	7,092	11,053
China [member]
Disclosure of geographical areas [line items]
Net sales	14,601	14,983	18,886
Non-current assets, total	kr 1,525	kr 1,123	kr 530